Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 28, 2015	May 31, 2015	Aug. 31, 2015	Nov. 30, 2015	Feb. 29, 2016	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025
Stringer Tactical Adaptive Risk Fund (Class A)
Account Value [Line Items]
Accumulated Value	$ 9,450.00	$ 9,497.13	$ 8,829.43	$ 8,978.68	$ 8,490.21	$ 9,075.18	$ 9,359.55	$ 9,310.80	$ 9,846.92	$ 10,207.67	$ 10,470.03	$ 11,019.36	$ 11,135.53	$ 11,082.71	$ 11,549.26	$ 10,774.61	$ 10,916.53	$ 10,810.08	$ 11,323.00	$ 11,787.53	$ 11,211.12	$ 11,319.11	$ 12,644.42	$ 13,311.98	$ 14,193.63	$ 15,411.11	$ 15,806.54	$ 15,546.39	$ 15,275.21	$ 14,129.57	$ 13,139.07	$ 13,592.55	$ 13,320.51	$ 13,603.40	$ 14,095.39	$ 14,206.08	$ 15,298.47	$ 15,537.90	$ 16,130.18	$ 16,470.43	$ 16,270.94
Stringer Tactical Adaptive Risk Fund (Class C)
Account Value [Line Items]
Accumulated Value	10,000.00	10,033.50	9,313.23	9,447.24	8,920.47	9,523.21	9,798.74	9,721.25	10,265.33	10,627.03	10,876.77	11,427.93	11,524.75	11,451.28	11,910.44	11,083.96	11,216.07	11,095.79	11,606.98	12,058.03	11,438.98	11,539.86	12,861.29	13,516.96	14,377.60	15,590.81	15,952.65	15,665.31	14,993.99	14,189.43	13,165.45	13,604.30	13,301.96	13,563.27	14,023.67	14,110.78	15,156.11	15,383.64	15,927.19	16,230.56	16,009.79
Stringer Tactical Adaptive Risk Fund (Institutional Class)
Account Value [Line Items]
Accumulated Value	10,000.00	10,058.09	9,361.00	9,518.67	9,012.23	9,639.99	9,940.97	9,897.97	10,476.94	10,868.52	11,155.68	11,747.40	11,875.18	11,818.99	12,334.08	11,509.93	11,674.97	11,571.56	12,119.63	12,626.34	12,009.08	12,145.78	13,575.94	14,301.53	15,249.39	16,567.65	17,003.35	16,746.40	16,063.88	15,242.06	14,176.27	14,677.07	14,389.29	14,707.58	15,238.06	15,383.94	16,562.03	16,848.05	17,501.82	17,869.56	17,659.28
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend
Account Value [Line Items]
Accumulated Value	$ 10,000.00	$ 10,071.55	$ 9,509.39	$ 9,710.23	$ 9,251.89	$ 9,819.75	$ 10,153.83	$ 10,014.89	$ 10,560.23	$ 10,966.86	$ 11,279.20	$ 11,718.38	$ 11,886.01	$ 11,818.44	$ 12,104.99	$ 11,590.25	$ 11,931.17	$ 11,945.88	$ 12,454.15	$ 13,070.67	$ 12,686.08	$ 12,749.02	$ 14,106.49	$ 14,721.59	$ 15,319.18	$ 16,292.02	$ 16,912.50	$ 16,676.78	$ 16,073.29	$ 15,126.22	$ 14,413.54	$ 14,686.80	$ 14,685.26	$ 15,138.85	$ 15,849.00	$ 16,048.16	$ 17,347.75	$ 17,860.91	$ 18,958.07	$ 19,515.41	$ 19,604.87